CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash Flows from Operating Activities:
Net income	$ 70,159	$ 14,982
Amounts to reconcile net income to net cash flows provided by operating activities:
Income (loss) from discontinued operations, net of income taxes	(21)	(2)
Income from unconsolidated companies		(109)
Impairment and other charges	1,786
Provision (benefit) for deferred income taxes	(69,493)	15,363
Depreciation and amortization	61,063	62,688
Amortization of deferred financing costs	2,642	2,423
Amortization of discount on convertible notes	7,337	6,754
Stock-based compensation expense	4,635	5,277
Excess tax benefit from stock-based compensation	(4)
Changes in:
Trade receivables	(19,107)	(12,255)
Interest receivable	(2,578)	(2,394)
Accounts payable and accrued liabilities	(72,198)	(16,228)
Other assets and liabilities	4,947	2,600
Net cash flows provided by (used in) operating activities - continuing operations	(8,987)	79,099
Net cash flows provided by operating activities - discontinued operations	79	51
Net cash flows provided by (used in) operating activities	(8,908)	79,150
Cash Flows from Investing Activities:
Purchases of property and equipment	(15,181)	(58,788)
Collection of notes receivable		2,870
Increase in restricted cash and cash equivalents	(8,273)
Other investing activities	226	424
Net cash flows used in investing activities - continuing operations	(23,228)	(55,494)
Net cash flows used in investing activities - discontinued operations
Net cash flows used in investing activities	(23,228)	(55,494)
Cash Flows from Financing Activities:
Net borrowings (repayments) under credit facility	(82,000)	(45,000)
Issuance of senior notes	350,000
Early redemption of senior notes	(152,180)
Deferred financing costs paid	(15,395)
Repurchase of Company stock for retirement	(100,028)
Payment of dividend	(25,823)
Proceeds from exercise of stock option and purchase plans	5,145	6,833
Excess tax benefit from stock-based compensation	4
Other financing activities, net	(357)	(373)
Net cash flows used in financing activities - continuing operations	(20,634)	(38,540)
Net cash flows provided by financing activities - discontinued operations
Net cash flows used in financing activities	(20,634)	(38,540)
Net change in cash and cash equivalents	(52,770)	(14,884)
Cash and cash equivalents - unrestricted, beginning of period	97,170	44,388
Cash and cash equivalents - unrestricted, end of period	44,400	29,504
6.75% Senior Notes [Member]
Amounts to reconcile net income to net cash flows provided by operating activities:
Write-off of deferred financing costs	544
$925 Million Credit Facility [Member]
Amounts to reconcile net income to net cash flows provided by operating activities:
Write-off of deferred financing costs	$ 1,301